Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies, by Policy [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of June 30, 2023 and December 31, 2022, the Class A ordinary shares subject to possible redemption reflected on the balance sheets are reconciled in the following table:
	June 30, 2023	December 31, 2022
Gross proceeds	$178,532,948	$175,950,000
Plus:
Remeasurement of carrying value to redemption value	1,940,343	2,582,948
Redemption of Class A ordinary shares	(159,340,179)	—
Class A ordinary shares subject to possible redemption	$21,133,112	$178,532,948
As of December 31, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected on the balance sheets are reconciled in the following table:
	December 31, 2022	December 31, 2021
Gross proceeds	$175,950,000	$172,500,000
Less:
Proceeds allocated to public warrants	—	(10,522,500)
Ordinary shares issuance costs	—	(3,874,702)
Sub-total	—	(14,397,202)
Plus:
Remeasurement of Class A ordinary shares to initial redemption amount	—	17,847,202
Remeasurement of carrying value to redemption value	2,582,948	—
Class A ordinary shares subject to possible redemption	$178,532,948	$175,950,000

Schedule of Diluted Loss Per Ordinary Share
	For the Three Months Ended June 30, 2023	For the Three Months Ended June 30, 2022	For the Six Months Ended June 30, 2023	For the Six Months Ended June 30, 2022
Ordinary shares subject to possible redemption
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$(134,337)	$(226,879)	$(714,717)	$(661,774)
Denominator:
Weighted average redeemable Class A ordinary shares, basic and diluted	1,949,468	17,250,000	7,049,645	17,250,000
Basic and diluted net loss per share, redeemable Class A ordinary shares	$(0.07)	$(0.01)	$(0.10)	$(0.04)

Non-redeemable ordinary shares
Numerator:
Net loss allocable to non-redeemable ordinary shares	$(317,844)	$(60,666)	$(467,631)	$(176,953)
Denominator:
Weighted average non-redeemable ordinary shares, basic and diluted	4,612,500	4,612,500	4,612,500	4,612,500
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.07)	$(0.01)	$(0.10)	$(0.04)

	For the Year Ended December 31, 2022	For the Period from February 3, 2021 (Inception) through December 31, 2021
Ordinary shares subject to possible redemption
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$(238,714)	$(238,410)
Denominator:
Weighted average redeemable Class A ordinary shares, basic and diluted	17,250,000	5,907,100
Basic and diluted net loss per share, redeemable Class A ordinary shares	$(0.01)	$(0.04)

Non-redeemable ordinary shares
Numerator:
Net loss allocable to non-redeemable ordinary shares	$(63,830)	$(169,214)
Denominator:
Weighted average non-redeemable ordinary shares, basic and diluted	4,612,500	4,192,636
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.01)	$(0.04)